Accounts Receivable, Notes Receivable, Allowance for Doubtful Accounts and Bad Debt - Modification of Terms (Details) - Notes Receivable $ in Millions	12 Months Ended
Dec. 31, 2014 USD ($) customer contract
Accounts, Notes, Loans and Financing Receivable [Line Items]
Number of customers | customer	11
Number of notes | contract	34
Pre-Modification Investment	$ 17.1
Post-Modification Investment	$ 17.1
International
Accounts, Notes, Loans and Financing Receivable [Line Items]
Number of customers | customer	11
Number of notes | contract	34
Pre-Modification Investment	$ 17.1
Post-Modification Investment	$ 17.1
International | Customer One
Accounts, Notes, Loans and Financing Receivable [Line Items]
Number of customers | customer	1
Post-Modification Investment	$ 4.0
Number of notes consolidated into one | contract	12
Contract extension tern	28 months
International | Customer Two
Accounts, Notes, Loans and Financing Receivable [Line Items]
Number of customers | customer	1
Post-Modification Investment	$ 2.3
Contract extension tern	9 months
International | Customer three
Accounts, Notes, Loans and Financing Receivable [Line Items]
Number of customers | customer	1
International | Customer Three, Note One
Accounts, Notes, Loans and Financing Receivable [Line Items]
Post-Modification Investment	$ 1.4
Number of notes consolidated into one | contract	4
Contract extension tern	5 months
International | Customer Three, Note Two
Accounts, Notes, Loans and Financing Receivable [Line Items]
Post-Modification Investment	$ 0.2
Contract extension tern	7 months
International | Customer Four
Accounts, Notes, Loans and Financing Receivable [Line Items]
Number of customers | customer	1
Post-Modification Investment	$ 3.1
Number of notes consolidated into one | contract	3
Contract extension tern	4 months
International | Customer Five
Accounts, Notes, Loans and Financing Receivable [Line Items]
Number of customers | customer	1
Post-Modification Investment	$ 0.5
Contract extension tern	21 months
International | Customer Six
Accounts, Notes, Loans and Financing Receivable [Line Items]
Number of customers | customer	1
Post-Modification Investment	$ 0.3
Contract extension tern	27 months
International | Customer Seven
Accounts, Notes, Loans and Financing Receivable [Line Items]
Number of customers | customer	1
Post-Modification Investment	$ 0.1
Contract extension tern	21 months
International | Customer Eight
Accounts, Notes, Loans and Financing Receivable [Line Items]
Number of customers | customer	1
Post-Modification Investment	$ 0.7
Number of notes consolidated into one | contract	2
Contract extension tern	15 months
International | Customer Nine
Accounts, Notes, Loans and Financing Receivable [Line Items]
Number of customers | customer	1
Post-Modification Investment	$ 0.2
Number of notes consolidated into one | contract	2
Contract extension tern	14 months
International | Customer Ten
Accounts, Notes, Loans and Financing Receivable [Line Items]
Number of customers | customer	1
Post-Modification Investment	$ 2.5
Number of notes consolidated into one | contract	5
Contract extension tern	24 months
International | Customer Eleven
Accounts, Notes, Loans and Financing Receivable [Line Items]
Number of customers | customer	1
Post-Modification Investment	$ 1.8
Contract extension tern	34 months